Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / ¥
Summary of Significant Accounting Policies
Total foreign currency translation adjustment income/(loss)	$ (156,423)	¥ (1,020,728)	¥ 2,851	¥ 12,954
Foreign currency exchange rate, translation | $ / ¥	6.5250				6.5250
Cash held in online payments platform			5,243		¥ 17,844
Cash and cash equivalents	$ 1,369,861		1,296,215		8,938,341
Restricted cash	189,146		140,027		1,234,178
Total cash, cash equivalents and restricted cash of continuing operations	$ 1,559,007		1,436,242	95,192	¥ 10,172,519
Allowance for doubtful accounts		0	0	0
Inventory write downs		¥ 0	¥ 0	¥ 0